DLA Piper US LLP 2415 East Camelback Road, Suite 700 Phoenix, Arizona 85016-4245 www.dlapiper.com

Gregory R. Hall
greg.hall@dlapiper.com
T 480.606.5128
F 480.606.5528

November 29, 2007	OUR FILE NO. 366893-000001
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Teknik Digital Arts, Inc.
Amendment No. 1 to Registration Statement on Form SB 2
Filed on September 27, 2007
File No. 333-143925
Form 10-KSB for Fiscal Year Ended September 30, 2006
File No. 000-51253
Ladies and Gentlemen:
     On behalf of Teknik Digital Arts, Inc., a Nevada corporation (the “Company”), there is hereby transmitted for filing, pursuant to the Electronic Data Gathering, Analysis and Retrieval system, Amendment No. 2 to the Registration Statement on Form SB-2 (the “SB-2 Amendment”) of the Company for registration under the Securities Act of 1933, as amended (the “Securities Act”), of the resale of up to 12,500,000 shares of the Company’s common stock to be sold by the selling shareholders described therein.
     The SB-2 Amendment has been prepared in response to the Staff’s comments to such filing. The Staff’s comments are set forth in a letter, dated October 30, 2007, from David L. Orlic, Esq., [Assistant Director], addressed to John R. Ward, Chairman and Chief Financial Officer of the Company. Responses to such comments are set forth below and are keyed to the above-referenced comment letter. Unless otherwise noted, all references to page numbers refer to the SB-2 Amendment filed herewith.
Risk Factors, page 9
1.	You have added on page 16 a risk factor that Dutchess might sell your stock short. However, as you acknowledge in your comment response letter, Section 3(c) of the Investment Agreement does not permit this. Please explain your addition of this risk factor.
In response to the Staff’s comment, we have deleted the risk factor on page 13 of the SB-2 Amendment regarding Dutchess’ ability to short sell the Company’s stock. This risk factor was included in error.
2.	We refer to comment 8 of our letter dated July 20, 2007. The dilution risk factor on page 16 still does not appear to adequately address the dilutive effect of the issuances to Dutchess. At a minimum, your disclosure should include a specific dollar value for immediate dilution, based-on a recent stock price that you disclose, should concisely state the assumptions that you have employed to arrive at this figure, and should address the impact that differing assumptions or actual circumstances could have. In particular, you should describe in detail how successive issuances of shares under the equity line will tend to depress the price of your common stock, thereby increasing the amount of shares which are issuable to Dutchess with each succeeding put and potentially further depressing your stock price. The risk factor should point out that, despite

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this increasingly dilutive effect, Dutchess will continue to be in a position to profit from these transactions, because Dutchess will be receiving shares at a discount to market price at the time of each issuance. As this effect will increase as successive puts are consummated, investors in these shares will be subject to a potentially ever-increasing diminution of value in their holdings. Please disclose this effect clearly.
In response to the Staff’s comment, the Company has revised the dilution risk factor set forth on page 13 of the SB-2 Amendment to further elaborate on the increasingly dilutive effect issuances to Dutchess could have and that Dutchess will continue to be in a position to profit from these transactions. We have also included a cross reference to the Dilution table on page 15 of the SB-2 Amendment for a quantification of the dilutive effect of such issuances based on a stock price of $0.15.
Transaction with Dutchess Private Equities Fund, Ltd., page 22
3.	We note your response to comment 11 of our letter dated July 20, 2007. Please tell us when you plan to file a Form 8-K with respect to the Dutchess agreement.
In response to the Staff’s comment, the Company filed a Form 8-K on November 5, 2007, to report the entry into the Dutchess investment agreement.
4.	We note your response to comment 12 of our letter dated July 20, 2007. Please include brief descriptions of the following provisions of the agreement with Dutchess, as previously requested, or tell us why you believe they are not material: the lock up; the material conditions to the investor’s obligation to purchase shares of your common stock (including the conditions relating to listing/quoting of your shares); and the covenant against transactions with affiliates.
In response to the Staff’s comment, we have revised the disclosure beginning on page 18 of the SB-2 Amendment to describe the provisions referenced in the Staff’s comment.
5.	Please tell us how you calculated the $100,000 late fee you describe in the third paragraph of this section.
We supplementally advise the Staff that the $100,000 late fee was incorrectly calculated. It should have been $50,000, calculated as follows:
Under Section 2(G) of the Investment Agreement, for each day the Company is late there is a chart that sets forth the applicable fee for each $10,000 worth of common stock not timely delivered. In the Company’s example in the 3rd full paragraph on page 17, failure to deliver $1,000,000 of common stock five days late would result in a $100,000 fee, calculated as follows:
$1,000,000 ÷ $10,000 = 100; 100 x 500 = $50,000
6.	In your response to comment 13 of our letter dated July 20, 2007, you note that under Section 2(J) of the Investment Agreement, Dutchess is not “entitled” to purchase shares to the extent that its ownership interest would equal 5% or more of your outstanding shares. However, it is unclear how Dutchess could be entitled to purchase shares pursuant to a put exercise that must be in your

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sole discretion. Furthermore, in the first paragraph on page 23 of the prospectus, you disclose that Dutchess will not be “required” to purchase shares under the equity line if this limit is exceeded. This language suggests that Dutchess and Teknik may subsequently agree to sales of shares under the equity line in excess of the limitation. Given the foregoing, please provide a detailed analysis in your response letter as to why you believe that the equity line is consistent with the guidelines set forth in Section 4S of the March 1999 Supplement to our Manual of Publicly Available Telephone Interpretations, available at www.sec.gov.
In response to the Staff’s comment, we have included in Amendment No. 1 to Investment Agreement an amendment to Section 2(J) to the Investment Agreement to reflect that Dutchess shall not be “required” to purchase shares subject to any put notice if such purchase would have caused Dutchess’ beneficial ownership to exceed 4.99% of the number of shares of common stock outstanding on the applicable put closing date. The prior use of the term “entitled” was inadvertent and was not intended by the parties to imply that Dutchess has any discretion in connection with the Company’s exercise of its put option.
7.	We refer to comment 17 of our letter dated July 20, 2007. In your response to that comment, you state that the company and Dutchess have amended the Investment Agreement, but you do not appear to have filed the amendment as an exhibit to the registration statement. Please file the amendment as an exhibit to your registration statement. Please also disclose in the prospectus the material amendment, and how the amendment modifies the agreement of the parties, to the extent you have not already done so.
In response to the Staff’s comment, we have filed Amendment No. 1 to the Investment Agreement as Exhibit 10.24 to the SB-2 Amendment.
Plan of Distribution, page 24
8.	We refer to comment 23 of our letter dated July 20, 2007. You do not appear to have deleted the disclosure appearing in the second full paragraph on page 26, as stated in your response letter.
In response to the Staff’s comment, the offending paragraph has been deleted. See page 22 of the SB-2 Amendment.
Undertakings, page II-4
9.	We refer to comment 25 of our letter dated July 20, 2007. In that comment, we noted that the “provision” in paragraph 1(b) is not applicable to your filing. In response, you deleted paragraph 1(b) in its entirety. Please include the entire undertaking set forth in Item 512(a)(1) of Regulation S-B.
In response to the Staff’s comment, we supplementally advise the Staff that paragraph 1(b) of the Undertakings was deleted, but it appears 1(c) was changed to 1(b). We have fixed this typo in the SB-2 Amendment.

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Form 10-KSB for Fiscal Year Ended September 30. 2006
Item 5. Market for Common Stock and Related Stockholder Matters, page 8
10.	We refer to comment 29 of our letter dated July 20, 2007. Please tell us how you intend to address this comment as it relates to your Form 10-KSB. Also, you still do not appear to have included all of the disclosure required by Item 201 of Regulation S-B in your Form SB-2. Please tell us where this disclosure appears in your prospectus.
In response to the Staff’s comment, we have added disclosure beginning at page 32 of the SB-2 Amendment to ensure that the Company has included all of the disclosure required by Item 201 of Regulation S-B.
With respect to the Staff’s comment regarding the inappropriate reference to the safe harbors of Section 21E of the 1934 Act and Section 27A of the 1933 Act in the Company’s Form 10-KSB for the fiscal year ended September 30, 2006, you indicate that we have not advised you how we intend to address the Staff’s comment. We noted in our prior response that we would not include such references in the Company’s future periodic report filings. Given the fact that you have reiterated this comment, it would appear that our prior response was insufficient for the Staff’s purposes. Accordingly, we supplementally advise the Staff that the Company will exclude the references to such safe harbors in all future filings of periodic reports and will, in the next periodic report filing, include disclosure to the effect that the Company’s reference to such safe harbors in its prior periodic report filings was inappropriate given the fact that the Company is a penny stock issuer.
     Finally, please note that we have updated the numbers in the SB-2 Amendment to include the Company’s quarterly period ended June 30, 2007.
     Please direct any inquiries or comments to the undersigned at 480.606.5128. My fax number is 480.606.5528.
Very truly yours,
DLA Piper US LLP
/s/ Gregory R. Hall
Gregory R. Hall
Partner
GRH/sgh
cc: John Ward